Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2025
Taxes on Income [Abstract]
Schedule of Loss Before Taxes

For financial reporting purposes loss before taxes includes the following components:

	Year ended December 31
	2025	2024	2023
Israel	(1,217)	(5,467)	(2,866)
Foreign	(3,566)	(2,027)	(1,700)

	(4,783)	(7,494)	(4,566)

Schedule of Income Tax Expense (Benefit)

Income tax expense (benefit) was as follows:

	Year ended December 31
	2025	2024	2023
Israel	-	8	7
Foreign	3	101	78
Total current income tax expense	3	109	85
Deferred:
Israel	-	-	-
Foreign	(747)	201	(53)
Total deferred tax expenses (income)	(747)	201	(53)
Prior year adjustments:
Israel	-	-	-
Foreign	8	-	-
Total prior year adjustments	8	-	-
Total tax expense (benefit)	(736)	310	32

Schedule of Statutory Income Tax Rate to Effective Income Tax Rate

A reconciliation of the Group’s statutory income tax rate to effective income tax rate for the year ended December 31, 2025 after the adoption of ASU 2023-09 is as follows:

	Year ended December 31,
	2025
	%

Loss before taxes as reported in the consolidated statements of income	(4,783)
Statutory rate tax		23%
Theoretical Tax Income	(1,101)

Foreign Tax Effects:
United States
Statutory tax rate difference	(73)	1.53%
Changes in valuation allowances	(81)	1.69%
UK
Statutory tax rate difference	(13)	0.27%
Previous years taxes	(8)	0.15%
Other reconciling items	7	-0.15%
Canada
Statutory tax rate difference	(44)	0.92%
Changes in valuation allowances	297	-6.21%

Changes in valuation allowances	280	-5.85%

Effective tax expense (benefit)	(736)	13.66%

Schedule of Deferred Taxes

Deferred taxes are comprised of the following components:

	Year ended December 31,
	2025	2024
Deferred tax asset
Intangible assets	914	487
Investment accounted for using the equity method	354	511
Operating lease right of use asset	836	72
Operating loss carryforward	5,518	2,719
Total deferred tax assets	7,622	3,789
Valuation allowance	(6,239)	(3,717)
Total deferred tax assets after valuation allowance	1,383	72

Deferred tax liabilities

Intangible assets acquired on business combination (see note 3(a))	442	-
Property and equipment	29	33
Operating lease liability	780	72
Total deferred tax liability	1,251	105

Net deferred tax (liability) assets	134	(33)